General Information / Summary of Significant Accounting Policies - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		May 30, 2013
Significant Accounting Policies [Line Items]
Acquisition date	May 30, 2013
Acquisition percentage							100.00%
Cash and cash equivalents maturity period	Three months or less at the date of acquisition.
Short-term investments maturity period	Longer than three months and less than one year at the date of acquisition
Date of annual goodwill impairment test	Start of the fourth quarter
Goodwill impairment test description	If we determine that it is more likely than not (a likelihood of more than 50 percent) that the fair value of a RU is less than its carrying amount (including goodwill), the two-step impairment test is performed. In the first step, the recoverability of goodwill is tested by comparing the carrying amount of the RU including goodwill with the fair value of the RU. If the carrying amount of the RU is higher than the fair value of the RU, the second step should be performed. Goodwill impairment is measured as the excess of the carrying amount of the goodwill over its implied fair value. The implied fair value of goodwill is determined by calculating the fair value of the various assets and liabilities included in the RU in the same manner as goodwill is determined in a business combination. Any excess of the carrying amount over the implied fair value is recognized as an impairment loss.
Indefinite-lived intangible asset impairment test description	Indefinite-lived other intangibles assets are tested for impairment annually at the start of the fourth quarter and whenever events or changes in circumstances indicate that the carrying amount of the indefinite-lived other intangible assets may not be recoverable. To determine whether it is necessary to perform a quantitative test, we may first assess qualitative factors. If we determine that it is more likely than not (a likelihood of more than 50 percent) that the fair value of the asset is less than its carrying amount, the quantitative test is performed. We have an unconditional option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test. The quantitative impairment test for indefinite-lived other intangible assets consists of a comparison of the fair value of these assets with their carrying amounts. Any excess of the carrying amount over the fair value is recognized as an impairment loss.
Amount of repurchase commitments	€ 0		€ 0
Lease term	75.00%
Present value of minimum lease payments	90.00%
Standard product warranty period in months	12 months
Product warranty on certain optic parts period in months	60 months
Fair value based on quoted share prices					3,977,368,000
Selling price of shares included in the customer co-investment program					€ 39.91
The difference between the fair value of share and the subscription price	(28,086,000)	[1]	(20,956,000)	[1]	123,416,000	[2]
NRE funding period	NRE funding period (2013-2017)
Tax benefit realized upon settlement	50.00%
Share Premium [Member]
Significant Accounting Policies [Line Items]
Fair value based on quoted share prices					3,968,677,000
The difference between the fair value of share and the subscription price	€ (28,086,000)	[1]	€ (20,956,000)	[1]	€ 123,416,000	[2]
Minimum [Member]
Significant Accounting Policies [Line Items]
Percentage of voting rights required for consolidation of subsidiaries	More than 50 percent
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Depreciation method, description	These costs are depreciated on a straight-line basis over the period of related benefit, which ranges primarily from three to five years.
Software and Software Development Costs [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life	3 years
Software and Software Development Costs [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life	5 years

[1]	In 2014, EUR 28.1 million (2013: EUR 21.0 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).
[2]	The difference between the fair value of the shares and the subscription price of the shares issued to the Participating Customers in the CCIP.